Lord Abbett

Equity Fund


                   SEMI ANNUAL REPORT FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999

[GRAPHIC OMITTED]

An insured investment designed
to help you capture capital
growth over the long term

Visit our Web Site and get: up to date statistics and other useful information at www.lordabbett.com

Report to Shareholders
For the Six Months Ended November 30, 1999

[PHOTO]

Robert S. Dow
Chairman

December 13, 1999



"We  anticipate  that the global  economy will  maintain its steady  growth.  We
continue  to  be  encouraged   by  low  inflation   figures  and  minimal  trade
restrictions."

Report to Shareholders
For the Six Months Ended November 30, 1999

Lord Abbett Equity Fund completed the first six months of its fiscal year on November 30, 1999. The Fund's net asset value was $28.39 per share versus $29.36 per share on May 31, 1999. The Fund's total return for the period (its percent change in net asset value with all distributions reinvested) was -3.34%.* Since inception on June 1, 1990, the Fund has generated an annual average total return of 12.28%.

On December 21, 1999, the Board of Trustees of Lord Abbett Equity Fund declared a dividend of $0.4660 per share, a short-term capital gain distribution of $0.2836 per share and a long-term capital gain distribution of $3.6021 per share. These distributions were reinvested on December 21, 1999, on behalf of shareholders of record on December 21, 1999. As described in the prospectus, all such distributions are reinvested in additional shares of the Fund (unless otherwise instructed), and then a "reverse split" is effected, thus retaining the same number of shares outstanding and the same total value of the shares that existed prior to the payment of the distributions. This enables shareholders to see the Fund's performance on a per share basis. The Fund encourages shareholders to reinvest all distributions because it maintains the amount of insurance on your original investment.

The period was characterized by continued overall strength in both the equity market and the U.S. economy. In addition, the global economy continued to grow. These factors combined to create an environment that, among large companies, favored a very select group of growth stocks with predictable earnings growth. Rather than venturing into unknown waters, investors stayed with names familiar to them, investing in companies that exhibited strong earnings and recent outstanding stock performance.

The Fund's performance was aided largely by our exposure to the technology sector with solid gains coming from many of our holdings. We are now beginning to gradually pare back the portfolio's allocation to technology stocks. The proceeds from those sales will be used to increase our allocation to basic industry stocks such as paper and chemicals, as well as other industrial stocks that should benefit from improving global economies.

We also began focusing some attention on the property and casualty insurance sector, and will continue to seek out companies in this market segment that display improving fundamentals. At the same time, we were generally underweighted in financial companies, which worked to the Fund's advantage since many of these stocks continued to struggle as interest rates increased.

Our holdings in health care services challenged the Fund, as political issues and government influence hurt performance in this area. Further, electric utilities stocks, which typically do not perform well in a rising interest rate environment, also underperformed.

We anticipate that the global economy will maintain its steady growth. We continue to be encouraged by low inflation figures and minimal trade restrictions. As we begin the New Year, we believe that global cyclicals (paper, chemicals and electric equipment) are among the best values in the market. Many financial services companies currently display solid fundamentals and, save for an increase in short-term interest rates by the Federal Reserve, we will likely add to our exposure in this area.

There are some signs that the U.S. economy may be moderating. As consumer debt levels continue to climb, and mortgage refinancings (which reduce consumers' monthly mortgage payments) continue to decrease, a slowdown in consumer spending is possible. Consequently, we remain moderately underweighted in consumer stocks, especially those that are highly sensitive to changes in economic activity.

Thank you for your confidence in Lord Abbett Equity Fund. We wish you a safe and happy New Year, and look forward to serving your investment needs in the future.

*Not annualized.

Fund Facts

A Reminder of Your Guarantee:

Participate in the stock market's potential rewards without risking the loss of your original invest-ment in the initial offering, if held until May 31, 2000, with all dividends and distributions reinvested


Lord Abbett Equity Fund: The Insured Investment That Does Not Sacrifice Capital Growth Potential(1) While investments in both Lord Abbett Equity Fund and a Certificate of Deposit ("CD") are insured, Fund shareholders participate in the growth potential of equities. During the period shown below, Lord Abbett Equity Fund provided impressive total returns relative to the average CD.


Comparison Of Change In Value Of A $10,000 Investment In Lord Abbett Equity Fund(2) And Six-Month CDs(3)

[GRAPHIC  OMITTED]

It is important to remember that the interest rate on a CD, unlike the Fund, is fixed and this rate and the principal, if held until maturity, are guaranteed. The Federal Deposit Insurance Corporation (FDIC) insures CDs up to $100,000. The guarantee applicable to shares of the Fund is issued by Financial Security Assurance Inc., a private company, rated Aaa by Moody's and AAA by Standard & Poor's. Past performance is no guarantee of future results.

SEC-Required Average Annual Rates Of Total Return At The Maximum Sales Charge Of 5.5% For The Periods Ended 12/31/99 Were:

         1 Year            5 Years  Life of Fund (inception: 6/1/90)
         ------            -------  --------------------------------
         -0.70%            +13.55%  +12.32%

Unless otherwise stated, the results quoted above represent past performance based on the maximum sales charge of 5.5% and reflect appropriate Rule 12b-1 Plan expenses. Tax consequences are not reflected. The investment return and principal value of a Fund investment will fluctuate so that shares, on any given day or when redeemed on a day other than May 31, 2000, may be worth more or less than their original cost.

The Fund Offers The Growth Potential Of Stocks With The Security Of Insurance

At 11/30/99, Lord Abbett Equity Fund was invested in a diversified portfolio of 60 equity securities.

Lord Abbett Equity Fund's Top Five Equity Holdings        Percent of Investments
--------------------------------------------------        ----------------------

SCANA Corp.                                               3.98%
Mobil Corp.                                               3.82%
AON Corp.                                                 2.38%
AT&T Corp.                                                2.33%
Duke Energy Corp.                                         2.11%
Total                                                    14.62%


(1) The Fund's insurance policy guarantees unconditionally and irrevocably that the net asset value of each initially purchased share will not be less than $10 on May 31, 2000, provided all dividends and distributions attributable to that share are reinvested.

(2)  Data reflects the deduction of the maximum sales charge of 5.5%.

(3)  CDs start at 11/30/90. Source: Lipper, Inc.

                   Statement of Net Assets (unaudited)
                   November 30, 1999

                    Investments              Shares          Value
                    -----------              ------          -----
Investments in Securities 100.75%
------------------------------------------------------------------
Common Stocks 79.69%
------------------------------------------------------------------
Aerospace/Defense
 .86%                Boeing Co.               12,500     $  510,156
--------------------------------------------------------==========
Aluminum 1.49%      Alcoa Inc.               13,500        884,250
--------------------------------------------------------==========
Automotive 1.81%    General Motors Corp.     15,000      1,080,000
--------------------------------------------------------==========
Banks: Money        Bank of America Corp.    10,000        585,000
Center 5.05%        Chase Manhattan Corp.     9,500        733,875
                    Mellon Financial Corp.   27,500      1,002,031
                    U.S. Bancorp             20,000        683,750
                    Total                                3,004,656
--------------------------------------------------------==========
Banks: Regional     First Security Corp.     22,000        618,750
 3.15%              Wells Fargo Co.          27,000      1,255,500
                    Total                                1,874,250
--------------------------------------------------------==========
Cable Services      MediaOne Group Inc.*     10,500        832,125
 1.40%
--------------------------------------------------------==========
Chemicals 2.51%     Dow Chemical Co.          6,500        761,313
                    Rohm & Haas Co.          20,000        732,500
                    Total                                1,493,813
--------------------------------------------------------==========
Computer Services   Ceridian Corp.*          22,000        475,750
2.54%               Unisys Corp.*            36,100      1,037,875
                    Total                                1,513,625
--------------------------------------------------------==========
Computer: Hardware  Compaq Computer Corp.    12,500        305,469
1.12%               International Business
                    Machines Corp.            3,500        360,719
                    Total                                  666,188
--------------------------------------------------------==========
Computer: Software  Cadence Design
1.10%               Systems Inc.*            10,000        177,500
                    Oracle Corp.*             7,000        474,688
                    Total                                  652,188
--------------------------------------------------------==========
Conglomerates       Minnesota Mining &
1.60%               Manufacturing Co.        10,000        955,625
--------------------------------------------------------==========
Copper 1.22%        Phelps Dodge Corp.       14,000        728,000
--------------------------------------------------------==========
Data Processing
Equipment &
Components 1.02%    First Data Corp.         14,000        605,500
--------------------------------------------------------==========
Drugs 4.66%         American Home
                    Products Corp.           20,000      1,040,000
                    Bristol-Myers Squibb Co.  6,500        474,906
                    Pharmacia & Upjohn Inc.  23,000      1,257,813
                    Total                                2,772,719
--------------------------------------------------------==========
Electric Power      Carolina Power & Light   18,000        542,250
9.53%               Co.
                    Dominion Resources Inc.  12,000        544,500
                    Duke Energy Corp.        25,000      1,267,187
                    FPL Group Inc.           17,500        765,625
                    FirstEnergy Corp.         7,000        163,188
                    SCANA Corp.              88,000      2,387,000
                    Total                                5,669,750
--------------------------------------------------------==========



                    Investments              Shares          Value
                    -----------              ------          -----
Electrical          AlliedSignal Inc.*       20,000    $ 1,196,250
Equipment 4.22%     Emerson Electric Co.     17,000        969,000
                    Rockwell International    7,000        347,375
                    Corp.
                    Total                                2,512,625
--------------------------------------------------------==========
Energy Equipment &
Services 1.46%      Baker Hughes Inc.        34,500        871,125
--------------------------------------------------------==========
Food 4.29%          Heinz H.J. Co.           30,000      1,256,250
                    Ralston-Ralston
                    Purina Group             24,000        712,500
                    Sara Lee Corp.           24,000        582,000
                    Total                                2,550,750
--------------------------------------------------------==========
Health Care
Management
Services .90%       Cigna Corp.               6,500        534,625
--------------------------------------------------------==========
Insurance 4.54%     ACE Ltd.                 32,000        544,000
                    AON Corp.                40,000      1,427,500
                    American General Corp.   10,000        733,125
                    Total                                2,704,625
--------------------------------------------------------==========
Machinery:
Agriculture 1.51%   Deere & Co.              21,000        901,687
--------------------------------------------------------==========
Metals & Minerals
 .99%                Newmont Mining Corp.     25,000        592,188
--------------------------------------------------------==========
Natural Gas 1.18%   Coastal Corp.            20,000        705,000
--------------------------------------------------------==========
Oil: Integrated     Chevron Corp.             6,000        531,375
International 8.13% Exxon Corp.*             10,000        793,125
                    Mobil Corp.              22,000      2,294,875
                    Texaco Inc.              20,000      1,218,750
                    Total                                4,838,125
--------------------------------------------------------==========
Paper & Forest      Champion
Products 2.45%      International Corp.      15,000        831,562
                    International Paper Co.  12,000        626,250
                    Total                                1,457,812
--------------------------------------------------------==========
Publishing 4.12%    Dow Jones & Co. Inc.     14,000        848,750
                    Gannett Co. Inc.          9,000        644,063
                    Tribune Co.              20,000        961,250
                    Total                                2,454,063
--------------------------------------------------------==========
Retail 2.00%        Federated Department
                    Stores Inc.*             12,500        588,281
                    Consolidated Stores      38,000        598,500
                    Corp.*
                    Total                                1,186,781
--------------------------------------------------------==========
Telecommunications  Alltel Corp.              7,500        648,750
2.21%               Bell Atlantic Corp.      10,500        664,781
                    Total                                1,313,531
--------------------------------------------------------==========
Telephone:
Long Distance 2.35% AT&T Corp.               25,000      1,396,875
--------------------------------------------------------==========
Transportation:     United Parcel Service Inc.
Miscellaneous .28%  Class B                   2,500        165,156
--------------------------------------------------------==========
                    Total Investments in
                    Common Stocks 79.69%
                    (Cost $42,125,510)                  47,427,813
--------------------------------------------------------==========

                   Statement of Net Assets (unaudited)
                   November 30, 1999

                                          Principal
                    Investments              Amount          Value
                    -----------              ------          -----
U.S. Government Obligations 18.04%
------------------------------------------------------------------

                    U.S. Treasury Strip
                    due 5/15/2000
                    (Cost $10,569,645)  $11,000,000    $10,733,250
------------------------------------------------------------------
Short-Term Investment 3.02%
------------------------------------------------------------------
                    FNMA Discount Note
                    5.69% due 12/1/1999
                    (Cost $1,799,000)     1,799,000      1,799,000
------------------------------------------------------------------
                    Total Investments
                    in Securities
                    (Cost $54,494,155)                  59,960,063
                    ----------------------------------------------

------------------------------------------------------------------
Cash and Receivables, Net of Liabilitites (.75)%      $   (445,243)
------------------------------------------------------------------
Net Assets 100.00%  (equivalent to $28.39 a share
                    on 2,096,412 shares of
                    beneficial interest outstanding)  $ 59,514,820
------------------------------------------------------------------

                   *Non-income producing security.
                    See Notes to Financial Statements.



                                                 Statement of Operations (unaudited)

Investment Income                                                                 Six Months Ended November 30, 1999
--------------------------------------------------------------------------------------------------------------------
Income        Dividends                                                                        $522,913
              Interest                                                                          493,801
              Total income                                                                               $ 1,016,714
--------------------------------------------------------------------------------------------------------------------
Expenses      Management fee                                                                    201,513
              12b-1 distribution plan                                                            77,888
              Insurance                                                                          58,913
              Shareholder servicing                                                              46,965
              Professional                                                                       18,179
              Reports to shareholders                                                            10,149
              Other                                                                               1,834
                                                                                               --------
              Total expense before reductions                                                   415,441
              Expense reductions                                                                 (1,730)
              ------------------------------------------------------------------------------------------------------
              Net expenses                                                                                   413,711
              ------------------------------------------------------------------------------------------------------
              Net investment income                                                                          603,003
--------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
--------------------------------------------------------------------------------------------------------------------
Net realized gain from investment transactions                                                             4,268,848
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments                                                      (6,976,224)
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                                           (2,707,376)
--------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                                                     $(2,104,373)
--------------------------------------------------------------------------------------------------------------------

              See Notes to Financial Statements.


                                                 Statements of Changes in Net Assets

                                                                                             Six Months Ended
                                                                                            November 30, 1999   Year Ended May 31,
Decrease in Net Assets                                                                            (unaudited)                 1999
----------------------------------------------------------------------------------------------------------------------------------
Operations    Net investment income                                                                $  603,003           $  843,277
              Net realized gain from investment transactions                                        4,268,848            4,745,601
              Net change in unrealized appreciation of investments                                 (6,976,224)             356,986

              Net increase (decrease)in net assets resulting from operations                       (2,104,373)           5,945,864
----------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to shareholders from:
              Net investment income                                                                        -              (594,683)
              Net realized gain from investment transactions                                               -            (5,153,708)

              Total                                                                                        -            (5,748,391)
----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
              Net asset value of 0 and 226,821  shares  issued in  reinvestment  of
              dividends  and  distributions,  respectively                                                 -             5,751,284
              Cost of 102,426 and 299,113 shares reacquired, respectively                          (2,942,542)          (7,971,180)
              Reverse share split of 0 and 226,821 shares,  respectively                                   -                     -
              Decrease in net assets derived from capital share  transactions
              (net decrease in shares of 102,426 and 299,113, respectively)                        (2,942,542)          (2,219,896)
----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets                                                                             (5,046,915)          (2,022,423)
----------------------------------------------------------------------------------------------------------------------------------

Net Assets
              Beginning of period                                                                  64,561,735           66,584,158
----------------------------------------------------------------------------------------------------------------------------------
              End of period (including undistributed net investment income of
              $1,353,861 and $750,858, respectively)                                              $59,514,820          $64,561,735
----------------------------------------------------------------------------------------------------------------------------------

              See Notes to Financial Statements.


                              Financial Highlights

                                                 Six Months Ended
                                                November 30, 1999                                               Year Ended May 31,
Per Share Operating Performance:                      (unaudited)          1999        1998         1997       1996           1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $29.36      $ 26.66      $ 22.54     $ 19.05     $ 16.40       $ 14.04
------------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                                    .28(b)       .36          .43         .54         .47           .36
      Net realized and unrealized gain (loss) on
        investments                                          (1.25)        2.34         3.69        2.95        2.18          2.00
      Total from investment operations                        (.97)        2.70         4.12        3.49        2.65          2.36
------------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                       -         (.25)        (.50)       (.47)       (.22)         (.34)
      Distributions from net realized gain                       -        (2.17)       (2.78)      (2.18)      (1.61)        (1.25)
      Total distributions                                        -        (2.42)       (3.28)      (2.65)      (1.83)        (1.59)
      Reverse share split                                        -         2.42         3.28        2.65        1.83          1.59
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $28.39      $ 29.36      $ 26.66     $ 22.54     $ 19.05       $ 16.40
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                              (3.34)%(c)   10.17%       18.27%      18.32%      16.16%        16.81%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
      Net assets, end of period (000)                      $59,515      $64,562      $66,584     $61,254     $57,351       $54,717
------------------------------------------------------------------------------------------------------------------------------------

      Ratios to Average Net Assets:
      Expenses, including waiver                               .67%(c)     1.35%        1.36%       1.45%       1.50%         1.80%
      Expenses, excluding waiver                               .67%(c)     1.35%        1.36%       1.45%       1.50%         1.81%
      Net investment income                                    .97%(c)     1.35%        1.71%       2.66%       2.63%         2.48%
      Portfolio turnover rate                                39.71%       59.17%       43.10%      51.68%      66.48%        35.12%
------------------------------------------------------------------------------------------------------------------------------------


(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(b)  Calculated using average shares outstanding during the period.
(c)  Not annualized.
See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Lord Abbett Equity Fund (the "Company") was organized as a Massachusetts business trust on January 19, 1990 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies of the Company: (a) Security valuation is determined as follows: Portfolio securities listed or admitted to trad ing privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked prices on such exchange. Securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices in such market, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Short-term securities maturing in 60 days or less are valued at amortized cost which approximates market value. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Trustees. (b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required. (c) Investment transactions are accounted for on the date that the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. (d) It is the policy of the Company to accrue discounts on U.S. Treasury Strips using the constant yield-to-maturity method. (e) Reverse Share Splits: The Trustees may authorize reverse share splits immediately after, and of a size so as to exactly offset, the payment of dividends and distributions. After taking into account the reverse share split, a shareholder reinvesting dividends and distributions will hold exactly the same number of shares as owned prior to the distribution and reverse share split. A shareholder electing to receive dividends and distributions in cash will have fewer shares than previously owned.


2. Management Fee and Other Transactions with Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management, research, statistical and advisory services, and pays officers' remuneration and certain other expenses of the Company. The management fee paid is based on average daily net assets at the rate of .65% per annum. Certain of the Company's officers and trustees have an interest in Lord Abbett. The Company adopted a Rule 12b-1 Plan which provides for the payment of .25% of the average daily net asset value of shares of the Company.


3. Paid In Capital

At November 30, 1999, paid in capital aggregated $43,766,431.


4. Purchases and Sales of Securities

Purchases and sales of investment securities (other than U.S. Government obligations and short-term securities) aggregated $23,982,862 and $26,730,211, respectively. As of November 30, 1999, net unrealized appreciation for federal income tax purposes aggregated $5,465,908 of which $6,770,016 related to appreciated securities and $1,304,108 related to depre ciated securities. The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.


5. Distributions

Distributions from net investment income and net realized gains from investment transactions are declared annually. Accumulated net realized gain at November 30, 1999 for financial reporting purposes, aggregated $8,928,620. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in ac cordance with generally accepted accounting principles.


Distributions declared on December 21, 1999 and paid on December 21, 1999, to shareholders of record on December 21, 1999 were as follows:


                                     Rate                Aggregate
                                Per Share                   Amount
--------------------------------------------------------------------------------
Net Investment Income            $ 0.4660              $   966,976
Capital Gains                    $ 3.8857               $8,063,041

The Trustees of the Company declared the following reverse share splits:


          Declaration Date                      Rate
--------------------------------------------------------------------------------

              12/28/94                       .889583333
              12/27/95                       .900489396
              12/27/96                       .872289157
              12/23/97                       .866286180
              12/23/98                       .911290323
              12/21/99                       .844809133
--------------------------------------------------------------------------------


6. Insurance

The Company has entered into an agreement with Financial Security Assurance Inc. ("Financial Security"), pursuant to which Financial Security has guaranteed unconditionally and irrevocably to the Company that the net asset value of each initially purchased share will not be less than $10 on May 31, 2000, provided that all dividends and distributions attributable to that share are reinvested. Insurance expense includes an annual pre mium equal to .50% of the total amount guaranteed.


7. Trustees' Remuneration

The Trustees of the Trust associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund.


8. Expense Reduction

The Company has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Company's expenses.

                           Investing in the
         Lord Abbett
                       Family of Funds


 GROWTH
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    INCOME
---------------------------------------------------------------------------------------------------------------------------
 Aggressive       Growth Funds      Growth &         Balanced Fund  Income Funds         Tax-Free        Money
 Growth Fund                        Income Funds                                         Income Funds    Market Fund

 Developing       Research Fund -   Research Fund -  Balanced       World Bond-           National       U. S. Government
 Growth Fund*     Small-Cap Value   Large-Cap        Series***      Debenture Series      California     Securities Money
                  Series            Series                          Global Fund -         Connecticut    Market Fund +++
 Growth           Alpha Series**    Growth &                        Income Series         Florida
 Opportunities    International     Income Series                   High Yield Fund       Georgia
 Fund             Series            Affiliated Fund                 Bond-Debenture        Hawaii
                  Mid-Cap                                           Fund                  Michigan
                  Value Fund                                        Limited Duration      Minnesota
                  Global Fund -                                     U. S. Government      Missouri
                  Equity Series                                     Securities Series+    New Jersey
                                                                    U. S. Government)     New York
                                                                    Securities Series+    Pennsylvania
                                                                                          Texas
                                                                                          Washington

Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for the fund(s) covered by this report.

For more complete information about any Lord Abbett fund, including risks, charges and ongoing expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

The Lord Abbett Family of Funds lets you access more than 30 portfolios designed to meet a variety of investment needs.

Diversification. You and your investment professional can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.

You may reallocate assets among our funds at any time. Speak with your investment professional to help you customize your investment plan.

Numbers to Keep Handy
For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-Hour Automated Shareholder
Service Line: 800-865-7582
 Visit Our Web Site:
www.lordabbett.com

*    Lord Abbett Developing Growth Fund is closed to new investors.

** Lord Abbett Securities Trust - Alpha Series is a fund of funds investing in shares of Lord Abbett Developing Growth Fund, Lord Abbett Research Fund - Small-Cap Value Series and Lord Abbett Securities Trust - International Series.

*** Lord Abbett Balanced Series is a fund of funds investing in shares of certain other Lord Abbett funds.

+ An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

++ An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained its stable $1.00 price per share.

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